Promissory Note from a Member (Details) - USD ($) $ in Thousands	Nov. 18, 2022	Apr. 27, 2021	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Issuance of units (in shares)	10,000,000
Catapult GP II
Accounts, Notes, Loans and Financing Receivable [Line Items]
Issuance of units (in shares)	7,385,233
Legacy Grindr | Catapult GP II
Accounts, Notes, Loans and Financing Receivable [Line Items]
Issuance of units (in shares)		5,387,194
Promissory Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties		$ 30,000
Notes receivable, maturity period		10 years
Notes receivable, interest rate		10.00%
Notes receivable, related parties, outstanding			$ 19,071	$ 32,038